OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

April 26, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Oppenheimer Variable Account Funds (the "Registrant")
Post-Effective Amendment No. 66 under the Securities Act
and Amendment No. 61 under the Investment Company Act
File Nos. 2-93177; 811-4108

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of the Registrant for Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Income Fund/VA, Oppenheimer Core Bond Fund/VA, Oppenheimer Discovery Mid Cap Growth Fund/VA, Oppenheimer Equity Income Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Global Strategic Income Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA and Oppenheimer Money Fund/VA (each a "Fund" and together the "Funds"). This filing constitutes Post-Effective Amendment No. 66 under the Securities Act and Amendment No. 61 under the Investment Company Act (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").

The Amendment has been tagged to indicate paragraphs that include changes from Post-Effective Amendment No. 65 to the Registration Statement. This filing is being made to (i) include updated performance and expense information; (ii) include a copy of a signed Independent Registered Public Accounting Firm’s consent, and incorporate by reference the audited financial statements of the Fund for the fiscal year ended December 31, 2012 and (iii) reflect other non-material changes permitted by Rule 485(b) under the Securities Act.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Securities and Exchange Commission (the "Commission") that, to our knowledge, the Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b). This filing is intended to become effective April 30, 2013, as indicated on the facing page.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-4091

egizzi@oppenheimerfunds.com

Very truly yours,

/s/ Amy Shapiro

Amy Shapiro

Vice President & Assistant Counsel

Attachments

cc: Valerie Lithotomos, Esq.

Gloria LaFond

Edward Gizzi, Esq.